Small Cap Value Fund Investment Objectives and Goals - Small Cap Value Fund	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide maximum long-term return, consistent with reasonable risk to principal, by investing primarily in securities of small-cap companies in terms of revenues and/or market capitalization.